Net Income (Loss) per Share (EPS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income (loss) attributable to the common stockholders of Organogenesis Holdings Inc. is as follows.

	Three Months Ended September 30,		Nine Months Ended September 30,
Calculation of Basic and Diluted EPS	2020	2019	2020	2019
Weighted-average common shares outstanding—basic	105,040,035	92,276,858	104,748,297	91,182,233
Dilutive effect of restricted stock units	134,759	—	—	—
Dilutive effect of options	3,314,974	—	—	—
Weighted-average common shares outstanding—diluted	108,489,768	92,276,858	104,748,297	91,182,233
Earnings (loss) per share—basic	$0.20	$(0.12)	$(0.01)	$(0.40)
Earnings (loss) per share—diluted	$0.19	$(0.12)	$(0.01)	$(0.40)

Basic and diluted net loss per share attributable to Organogenesis Holdings Inc. common shareholders was calculated as follows:

	Year Ended December 31,
	2019	2018	2017
Numerator:
Net loss	$(40,454)	$(64,831)	$(7,525)
Less: Net income attributable to non-controlling interests	—	—	863
Less: Accretion of redeemable common shares	—	—	423
Less: Non-cash dividend to warrant holders	645	—	—

Net loss attributable to Organogenesis Holdings Inc. common shareholders	$(41,099)	$(64,831)	$(8,811)

Denominator:
Weighted average common shares outstanding—basic and diluted	92,840,401	69,318,456	63,876,767

Net loss per share—basic and diluted	$(0.44)	$(0.94)	$(0.14)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Year Ended December 31,
	2019	2018	2017
Options to purchase common stock	7,179,636	7,266,715	7,150,214
Redeemable common stock	—	728,548	728,548
Warrants to purchase common stock	—	17,732,700	1,561,485

	7,179,636	25,727,963	9,440,247